Cash Flow Information - Reconciliation of Net Income to Net Cash Flow Generated from Operating Activities and Other Non-Cash Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary cash flow information [abstract]
Income (loss) for the year	$ (476,918)	$ 394,274
Adjustments for:
Depreciation and amortization	192,052	211,201
Impairment charges	596,906
Finance items:
Interest income	(106,335)	(154,668)
Interest and accretion expense	10,021	52,489
Unrealized foreign exchange losses (gains)	(131)	851
Inventory write downs (reversals)	2,200	14,031
Write off of property, plant and equipment	2,293	3,373
Income and other taxes	157,133	(140,644)
Other items	87	(219)
(Increase) decrease in:
Inventories	31,093	(983)
Trade, other receivables and prepaid expenses	(938)	(8,377)
(Decrease) increase in:
Trade and other payables	(14,106)	(15,886)
Deferred revenue	(47,266)	7,564
Cash generated from (used in) operating activities before interest and tax	$ 341,730	$ 363,006